Borrowings - Summary of Present value of Finance Lease Obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	S/ 22,980	S/ 33,488
Maturity Period Less than One Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	9,749	13,514
Maturity Period Greater than One and Less than Five Year [member]
Disclosure of finance lease agreements obligations [Line Items]
Present value of finance lease obligations	S/ 13,231	S/ 19,974